Principal Subsidiaries (Tables)	12 Months Ended
Mar. 31, 2025
Foreign [member]
Statement1 [Line Items]
Principal Subsidiaries
Principal foreign subsidiaries

Company Name	Country of Incorporation	Proportion of Ownership Interest (1)	Proportion of Voting Rights (1)		Main Business
		(%)	(%)
SMBC Bank International plc	U.K.	100.0	100.0		Commercial banking
Sumitomo Mitsui Banking Corporation (China) Limited	China	100.0	100.0		Commercial banking
PT Bank SMBC Indonesia Tbk	Indonesia	98.5	91.0	(2)	Commercial banking
SMBC Americas Holdings, Inc.	U.S.A.	100.0	100.0		Bank holding company
SMBC MANUBANK	U.S.A.	100.0	100.0		Commercial banking
Banco Sumitomo Mitsui Brasileiro S.A	Brazil	100.0	100.0		Commercial banking
JSC Sumitomo Mitsui Rus Bank	Russia	100.0	100.0		Commercial banking
SMBC Bank EU AG	Germany	100.0	100.0		Commercial banking
Sumitomo Mitsui Banking Corporation Malaysia Berhad	Malaysia	100.0	100.0		Commercial banking
SMBC Leasing and Finance, Inc.	U.S.A.	100.0	100.0		Leasing
SMBC Nikko Securities America, Inc.	U.S.A.	100.0	100.0		Securities
SMBC Nikko Capital Markets Limited	U.K.	100.0	100.0		Securities
SMBC Capital Markets, Inc.	U.S.A.	100.0	100.0		Derivatives
TT International Asset Management Ltd	U.K.	100.0	100.0		Investment management, and investment advisory and agency
SMFG India Credit Company Limited	India	100.0	100.0		Financial services

(1)	Percentages of proportion of ownership interest and proportion of voting rights have been truncated.

(2)
During the fiscal year ended March 31, 2020, the Group disposed of a 3.7%
equity interest in PT Bank SMBC Indonesia Tbk (formerly known as PT Bank BTPN Tbk) to a third-party investor. Subsequently, in the fiscal year ended March 31, 2024, the Group disposed of an additional
3.7% to other third-party investors. The disposals were undertaken to ensure that PT Bank SMBC Indonesia Tbk is compliant with the free float requirement under the Indonesia Stock Exchange’s Rule. The Group had also entered into a commercial arrangement where the economic exposure resulting from the disposals is being retained. Therefore, the disposals have not resulted in a decrease in the Group’s ownership interests.

Domestic [member]
Statement1 [Line Items]
Principal Subsidiaries
Principal domestic subsidiaries

Company Name	Proportion of Ownership Interest (1)	Proportion of Voting Rights (1)	Main Business
	(%)	(%)
Sumitomo Mitsui Banking Corporation	100.0	100.0	Commercial banking
SMBC Trust Bank Ltd.	100.0	100.0	Trust banking
SMBC Guarantee Co., Ltd.	100.0	100.0	Credit guarantee
SMBC Nikko Securities Inc.	100.0	100.0	Securities
Sumitomo Mitsui Card Company, Limited	100.0	100.0	Credit card
SMBC Consumer Finance Co., Ltd.	100.0	100.0	Consumer lending
JRI Holdings, Limited	100.0	100.0	Business management
The Japan Research Institute, Limited	100.0	100.0	System development, data processing, management consulting and economic research
Sumitomo Mitsui DS Asset Management Company, Limited	50.1	50.1	Investment management, and investment advisory and agency
Alternative Investment Capital Limited	60.0	60.0	Investment management and investment advisory
SMBC Venture Capital Co., Ltd.	100.0	100.0	Venture capital
SMBC Consulting Co., Ltd.	98.3	98.3	Management consulting and information services
Japan Pension Navigator Co., Ltd.	69.7	69.7	Operational management of defined contribution pension plans

(1)	Percentages of proportion of ownership interest and proportion of voting rights have been truncated.